Segment and Geographic Information (Depreciation and Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 92,969	$ 110,715	$ 116,811
Property and equipment expenditures	92,282	90,964	169,813
Brazil [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	42,657	40,482	100,455
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	14,387	11,756	18,717
NOLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	10,117	14,623	23,680
SLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	24,967	23,623	25,423
Others [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	154	480	1,538
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	107,561	124,920	137,957
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	43,733	48,849	60,261
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	27,376	30,998	29,142
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	21,975	25,733	28,565
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	14,477	19,340	19,989
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	5,478	8,068	8,202
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 20,070	$ 22,273	$ 29,348